CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

3)  CASH AND CASH EQUIVALENTS

a)  Accounting policy

These are financial assets, measured at amortized cost, maintained in order to meet short-term cash commitments and not for investment or other purposes. The Company and its subsidiaries consider cash equivalents a short-term investment readily convertible into a known amount of cash and subject to insignificant risk of change in value and when redeemable within 90 days.

b)  Breakdown

	12.31.22	12.31.21
Cash and banks (1)	53,449	103,541
Short-term investments (2)	2,220,385	6,344,942
Total	2,273,834	6,448,483
(1)	On December 31, 2022 and 2021, the Consolidated balances included R$10.576 and R$66,682, respectively, related to the Financial Clearing House, with a Telefónica Group company (Note 29).
(2)	Highly liquid short-term investments basically comprise Bank Deposit Certificates (“CDB”) and Repurchase Agreements with first tier rated financial institutions, indexed to the Interbank Deposit Certificate (“CDI”) rate, with original maturities of up to three months, and with immaterial risk of change in value. Income from these investments are recorded as financial income. On December 31, 2022, the average remuneration of these short-term investments corresponded to 106.17% of the CDI (100.17% on December 31, 2021).